GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of goodwill

	2025	2024

Balance at the end of the previous year	44,342.7	38,003.6
Effects of cumulative translation adjustments (CTA)	(3,614.4)	3,723.6
Effects of the application of IAS 29 (hyperinflation)	927.5	2,628.9
Acquisitions/(write-offs)	14.5	(13.4)

Other	(131.9)	-
Balance at the end of the year	41,538.4	44,342.7

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note 1.3.3 - Sale of subsidiary.

Schedule of carrying amount of goodwill

	Functional currency	2025	2024

Brazil		17,699.9	17,685.4
Goodwill	BRL	102,942.5	102,928.0
Transactions with non-controlling interest (i)	BRL	(85,242.6)	(85,242.6)

CAC:		5,778.8	6,784.0
Dominican Republic	DOP	3,866.0	4,631.4
Panama	PAB	1,912.8	2,152.6

Latin America - South:		7,280.2	8,329.4
Argentina	ARS	3,955.0	4,816.2
Bolivia	BOB	1,946.3	2,190.3
Chile	CLP	53.0	54.6
Paraguay	PYG	1,116.9	1,059.9
Uruguay	UYU	209.0	208.4

Canada	CAD	10,779.5	11,543.9
		41,538.4	44,342.7

(i)	This refers to the shareholding exchange transaction in 2013 as a result of the adoption of the predecessor basis of accounting.